Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.27	1.34
Average foreign currency exchange rate	1.34	1.33
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.82	0.89
Average foreign currency exchange rate	0.88	0.89
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	84.06	43.42
Average foreign currency exchange rate	69.59	46.74
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	6.53	6.71
Average foreign currency exchange rate	6.90	6.91
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	8.19	9.27
Average foreign currency exchange rate	9.18	9.45
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	73.00	69.17
Average foreign currency exchange rate	74.08	70.40